                                       As filed pursuant to Rule 497
                                       Under the Securities Act of 1993
                                       Registration No. 033-102906 and 811-03859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

   SUPPLEMENT TO THE POLARIS PROTECTOR PROSPECTUS FEATURING PRINCIPAL REWARDS
                                DATED MAY 1, 2003

--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED MAY 1, 2003 AND INCORPORATES THE SUPPLEMENT DATED JULY 28, 2003 AS IT APPLIES TO THE PRODUCT FEATURING PRINCIPAL REWARDS ONLY.

THE PRINCIPAL REWARDS PROGRAM SECTION OF THE PROSPECTUS ON PAGES 10-12 IS SUPPLEMENTED AS FOLLOWS:

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:

----------------------------------------------------------------------------------
                      UPFRONT PAYMENT   DEFERRED PAYMENT      DEFERRED PAYMENT
 ENHANCEMENT LEVEL    ENHANCEMENT RATE  ENHANCEMENT RATE      ENHANCEMENT DATE
----------------------------------------------------------------------------------
                                                                    N/A
Under $ 40,000               2%                0%
----------------------------------------------------------------------------------
$40,000 - $99,999            4%                0%                   N/A
----------------------------------------------------------------------------------
$100,000 - $499,999          4%                1%         Nine years from the date
                                                          we receive each Purchase
                                                                  Payment.
----------------------------------------------------------------------------------
$500,000 - more              5%                1%         Nine years from the date
                                                          we receive each Purchase
                                                                  Payment.
----------------------------------------------------------------------------------

The applicable Payment Enhancement rate is that which is in effect when we receive each Purchase Payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable Deferred Payment Enhancement on future Purchase Payments may change; it may be less than nine years or greater than nine years.

THE FOLLOWING VARIABLE PORTFOLIOS ARE AVAILABLE FOR INVESTMENT:

                  American Funds Global Growth Portfolio
                  American Funds Growth Portfolio
                  American Funds Growth-Income Portfolio

THE ASTERISKS NEXT TO THE AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO, AMERICAN FUNDS GROWTH PORTFOLIO AND THE AMERICAN FUNDS GROWTH-INCOME PORTFOLIO IN THE INVESTMENT OPTIONS SECTION IN THE RIGHT HAND COLUMN ON PAGE 13 OF THE PROSPECTUS ARE DELETED.

THE FOLLOWING IS ADDED AS THE SECOND TO LAST PARAGRAPH IN THE FIXED ACCOUNT OPTIONS SECTION IN THE LEFT HAND COLUMN ON PAGE 14 OF THE PROSPECTUS:

If available, you may systematically transfer interest earned in available fixed account guarantee periods ("FAGPs") into any of the Variable Portfolios on certain periodic schedules offered by Us. You may change or terminate these systematic transfers by contacting Our Annuity Service Center. Check with your financial representative about the current availability of this service.

THE FOLLOWING REPLACES THE PARAGRAPH TITLED "ANNUAL RE-EVALUATION" UNDER THE ASSET ALLOCATION PROGRAM SECTION IN THE LEFT HAND COLUMN ON PAGE 16 OF THE
PROSPECTUS:

ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.

THE FOLLOWING REPLACES THE CHART IN THE RIGHT HAND COLUMN, BELOW THE FIRST PARAGRAPH IN THE CAPITAL PROTECTOR FEE SECTION ON PAGE 10 OF THE PROSPECTUS:

         Contract Year                      Annualized Charge
         -------------                      -----------------
            0-7                                   0.45%
            8-10                                  0.15%
            11+                                   None

Date:    August 6, 2003

                Please keep this Supplement with your Prospectus.


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